Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	₨ 1,396	₨ 1,196
Deferred tax expense (income) recognized in profit or loss	62	200
Deferred tax liability (asset) recognized in recognized in other comprehensive income	1	0
Deferred tax liability (asset) at ending period	1,459	1,396
Deferred tax assets, Property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	1,092	971
Deferred tax expense (income) recognized in profit or loss	(46)	121
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	1,046	1,092
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	(86)	(143)
Deferred tax expense (income) recognized in profit or loss	94	57
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	8	(86)
Lease Obligations On Right Of Use Assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	185	182
Deferred tax expense (income) recognized in profit or loss	15	3
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	200	185
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	(28)	(28)
Deferred tax expense (income) recognized in profit or loss	28	0
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	0	(28)
Payment to the MSME Vendors [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	11	11
Deferred tax expense (income) recognized in profit or loss	(11)	0
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	0	11
Deferred Tax Assets Provision For Employee Benefits [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	53	49
Deferred tax expense (income) recognized in profit or loss	61	4
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	115	53
Deferred Tax Assets Accounts Receivable [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	146	131
Deferred tax expense (income) recognized in profit or loss	(60)	15
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	86	146
Deferred Tax Assets Provision For doubtful advances [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset) at beginning period	23	23
Deferred tax expense (income) recognized in profit or loss	(19)	0
Deferred tax liability (asset) recognized in recognized in other comprehensive income		0
Deferred tax liability (asset) at ending period	₨ 4	₨ 23